TAXATION (Schedule of Effect of Tax Holidays) (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
The aggregate amount		1,699	5,695
Basic		0.01	0.04
Diluted		0.01	0.04